Consolidated Balance Sheets - Parenthetical - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Details {1}
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	295,000,000	295,000,000	295,000,000
Common Stock, Shares, Issued	18,325,950	17,925,950	17,325,950
Common Stock, Shares, Outstanding	18,325,950	17,925,950	17,325,950